Debt, Net - Components of recorded interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 335	$ 672	$ 1,972	$ 2,048
Other interest expense	8	0	40	0
Capitalized interest	(654)	(44)	(1,831)	(551)
Total interest expense, debt	4,449	19,887	43,458	64,846
2.0 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	0	7,816	12,902	28,537
1.5 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	0	5,139	8,635	18,763
1.25 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	0	3,352	6,218	5,241
First Lien Agreement
Debt Instrument [Line Items]
Interest expense, debt	0	2,867	4,575	10,022
Sprott Credit Agreement
Debt Instrument [Line Items]
Interest expense, debt			6,009	0
Subordinated Notes
Debt Instrument [Line Items]
Interest expense, debt	2,120	0	4,797	0
Promissory Note
Debt Instrument [Line Items]
Interest expense, debt	$ 0	$ 85	$ 141	$ 786